Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Income
Schedule of other operating income

	2015	2016	2017
	MCh$	MCh$	MCh$

Rental income	8,537	8,671	8,863
Credit card income	2,107	5,756	7,690
Expense recovery	3,386	3,242	4,095
Recovery from correspondent banks	2,980	2,909	2,710
Income for assets received in lieu of payment	1,569	2,978	1,941
Release of provisions for contingencies	280	120	160
Other	6,627	4,899	4,500

Total	25,486	28,575	29,959